SEGMENTS (Tables)	3 Months Ended
Mar. 31, 2023
Segment Reporting [Abstract]
Schedule of Sales and Adjusted EBITDA by Reportable Segment
The following table provides revenue and Adjusted EBITDA by reportable segment:

	Three Months Ended
	March 31, 2023	March 31, 2022

Revenue:	(U.S. Dollars in thousands)
Fresh Fruit	$798,910	$749,803
Diversified Fresh Produce — EMEA	798,100	791,155
Diversified Fresh Produce — Americas & ROW	422,751	463,692
Total segment revenue	2,019,761	2,004,650
Intersegment revenue	(30,594)	(34,419)
Total consolidated revenue, net	$1,989,167	$1,970,231

Segment Adjusted EBITDA:
Fresh Fruit	$69,211	$60,397
Diversified Fresh Produce — EMEA	23,406	19,277
Diversified Fresh Produce — Americas & ROW	7,770	12,209
Adjustments:
Income tax expense	(10,994)	(7,358)
Interest expense	(21,712)	(11,616)
Depreciation	(24,303)	(22,533)
Amortization of intangible assets	(2,616)	(2,842)
Mark to market (losses) gains	(822)	1,138
Gain on asset sales	4,167	—
Incremental charges on biological assets and inventory related to the acquisition of Legacy Dole	—	(17,513)
Cyber-related incident	(4,750)	—
Other items	(673)	868
Adjustments from equity method investments:
Dole's share of depreciation	(1,761)	(1,594)
Dole's share of amortization	(611)	(666)
Dole's share of income tax expense	(484)	(561)
Dole's share of interest expense	(1,309)	(555)
Dole's share of other items	470	(12)
Income from continuing operations	34,989	28,639
Loss from discontinued operations, net of income taxes	(14,506)	(25,230)
Net income	$20,483	$3,409